Income tax	12 Months Ended
Dec. 31, 2020
Income Tax [Abstract]
Income tax [Text Block]

16. Income tax

a) Tax expense

Income tax expense differs from the amount that would result from applying the Canadian federal and provincial income tax rates to earnings from continuing operations before taxes. These differences result from the following items:

	Year ended December 31,
	2020	2019
	$	$
Average statutory tax rate	27%	27%

Income (loss) before income taxes	57,376	(167,928)

Expected income tax expense (recovery)	15,492	(45,341)

Increase in income tax expense (recovery) resulting from:
Permanent differences:
Share of net (income) loss related to joint venture	(15,974)	34,091
Fair value adjustment and accretion on redeemable preferences shares	(2,099)	9,480
Share-based payments	176	483
Withholding taxes	—	292
Other	145	(46)
True-up prior year balances	261	—
Effect of differences in tax rate in foreign jurisdictions	8	8
Change in unrecognized tax assets	1,984	1,033
Foreign exchange and other	7	—
Income tax expense	—	—

b) Deferred tax liabilities and assets

The significant components of the Company’s deferred tax assets and liabilities were as follows:

	Year ended December 31,
	2020	2019
	$	$
Lease liability	139	159
Right-of-use asset	(139)	(159)
Total	—	—

As at December 31, 2020, the Company has tax losses of $64.0 million (December 31, 2019 - $55.6 million) in Canada which expire between 2029 and 2040.

Deductible temporary differences and unused tax losses for which no deferred tax assets have been recognized are attributable to the following:

	Year ended December 31,
	2020	2019
	$	$
Property, plant and equipment	48	66
Share issuance costs	18	26
Investment in associate	275	275
Accounts payable and accrued liabilities	467	4
Lease liability	8	2
Capital losses	2,476	2,476
Non-capital losses carried forward	17,299	15,035
Foreign tax credits	—	724
Total	20,591	18,608

The aggregate amount of deductible temporary differences associated with investments in subsidiaries for which deferred taxes have not been recognized as at December 31, 2020 was $242.1 million (December 31, 2019 - deductible temporary differences of $175.1 million).